CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 4,817,000		$ 1,019,000		$ (1,965,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	31,000		28,000		53,000
Accrued severance pay	9,000		(27,000)		(47,000)
Stock-based compensation			10,000		18,000
Amortization of discount on convertible bonds					20,000
Deferred tax	(1,033,000)
Capital loss on disposal of property and equipment			6,000
Capital gain on sale of subsidiary					(272,000)
Capital gain on extinguishments of liabilities	(2,230,000)		(2,149,000)		(124,000)
Decrease (increase) in trade receivables, net	(55,000)		(790,000)		105,000
Decrease (increase) in other accounts receivable and prepaid expenses	(206,000)		283,000		(105,000)
Decrease (increase) in inventories, net	(11,000)		(72,000)		(132,000)
Increase (decrease) in trade payables	(659,000)		1,466,000		(2,000)
Increase (decrease) in employees and payroll accruals	(1,000)		3,000		(311,000)
Increase (decrease) in advances from customer			(1,010,000)		973,000
Increase (decrease) in accrued expenses and other liabilities	(638,000)		1,044,000		577,000
Net cash used in operating activities	24,000		(189,000)		(1,212,000)
Cash flows from investing activities:
Purchase of property and equipment	(28,000)		(23,000)		(4,000)
Proceeds from sale of property and equipment			3,000
Proceeds from sale of operations net of cash sold (Appendix B)					397,000
Sale of subsidiary net of cash sold					(3,000)
Decrease in severance pay fund	25,000		6,000		49,000
Restricted cash deposits, net			130,000		200,000
Net cash provided by investing activities	(3,000)		116,000		639,000
Cash flows from financing activities:
Short-term bank credit, net	(11,000)		112,000
Principle repayment of convertible bonds			(21,000)		(86,000)
Issuance of share capital, net of issuance costs					200,000
Proceeds from exercise of options and warrants, net		[1]		[1]		[1]
Payment of liability to a former owner of an acquiree
Net cash (used in) provided by financing activities	(11,000)		91,000		114,000
Increase (decrease) in cash and cash equivalents	10,000		18,000		(459,000)
Cash and cash equivalents at the beginning of the year	215,000		197,000		656,000
Cash and cash equivalents at the end of the year	$ 225,000		$ 215,000		$ 197,000

[1]	Less than $1.